Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
REVENUE
OPERATING EXPENSES
General and administrative expenses	122,477	103,260	341,536	327,281	428,668	423,642
Research and development	34,750	60,471	118,582	180,604	264,687	239,607
Depreciation and amortization	1,092	2,752	3,274	5,798	6,890	6,103
Loss on abandonment of patents						30,151
TOTAL OPERATING EXPENSES	158,319	166,483	463,392	513,683	700,245	699,503
LOSS FROM OPERATIONS BEFORE OTHER INCOME (EXPENSES)	(158,319)	(166,483)	(463,392)	(513,683)	(700,245)	(699,503)
OTHER INCOME/(EXPENSES)
Interest income	57	10	69	27	36	25
Loss on conversion of debt						(385,531)
Gain (Loss) on change in derivative liability	(15,695,109)	(454,353)	(15,864,120)	2,911,025	5,777,348	(8,391,061)
Interest expense	(208,755)	(235,160)	(665,942)	(712,674)	(954,774)	(390,759)
TOTAL OTHER INCOME (EXPENSES)	(15,903,864)	(689,503)	(16,529,993)	2,198,378	4,822,610	(9,167,326)
NET INCOME (LOSS)	$ (16,062,126)	$ (855,986)	$ (16,993,385)	$ 1,684,695	$ 4,122,365	$ (9,866,829)
BASIC EARNINGS (LOSS) PER SHARE	$ (0.06)	$ (0.01)	$ (0.07)	$ 0.03	$ 0.04	$ (0.18)
DILUTED EARNINGS (LOSS)					$ 0.01	$ (0.18)
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING
BASIC	283,566,685	93,186,368	237,924,548	63,493,152	92,022,751	53,667,779
DILUTED	283,566,685	93,186,368	237,924,548	63,493,152	679,815,020	53,667,779